ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 990,913
Accounts Receivable, Allowance for Credit Loss, Current	$ 1,491,367	$ 1,428,805